Investments - Additional Information (Details) - CAD ($) $ in Millions						2 Months Ended	12 Months Ended
	Aug. 23, 2023	Feb. 07, 2023	Dec. 31, 2022	Aug. 22, 2022	Feb. 09, 2022	Feb. 28, 2023	Dec. 31, 2023	Dec. 31, 2022
Indiva
Disclosure Of Transactions Between Related Parties [Line Items]
Principal balance for investment in debt instrument							$ 19.8
Maturity date of investments	Feb. 24, 2026						Feb. 23, 2024
SUPERETTE | Promissory Notes
Disclosure Of Transactions Between Related Parties [Line Items]
Cash outflow for investment In debt instrument					$ 5.0
Maturity date of investments					Feb. 09, 2025
Rate of interest on investments					15.00%
SUPERETTE | Promissory Notes | Significant Advances and Adjustments
Disclosure Of Transactions Between Related Parties [Line Items]
Adjusted fair value of debt instrument		$ (1.7)						$ (3.7)
SUPERETTE | Amended and Restated Promissory Note
Disclosure Of Transactions Between Related Parties [Line Items]
Cash outflow for investment In debt instrument			$ 1.8		$ 8.1
SUPERETTE | Amended and Restated Promissory Note | Significant Advances and Adjustments
Disclosure Of Transactions Between Related Parties [Line Items]
Cash outflow for investment In debt instrument						$ 0.9
Term Loan | VALENS
Disclosure Of Transactions Between Related Parties [Line Items]
Cash Out Flow For Non Revolving Loan Issuance				$ 60.0
Maturity date of investments				Dec. 15, 2023
Rate of interest on investments				10.00%